Number of Reserved and Authorized Shares Under the Equity Incentive Plans (Detail) - shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding	8,542	13,142
Ordinary shares available for issuance under the Equity Incentive Plans	6,610
Total Reserved and Authorized Shares as of December 31, 2018	16,530
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	1,293	893
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	85	175